Related party transactions - Related party transactions table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Beginning of period	$ 124,891	$ 133,054
New loans	3,182	8,360
Payments	(28,208)	(16,839)
Other Changes	2,714	316
End of period	$ 102,579	$ 124,891